Statement Of Cash Flows	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Statement Of Cash Flows
39. Statement of Cash Flows
39.1 Details of cash and cash equivalents as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Cash	￦	2,496,941	￦	2,439,490
Checks issued by other banks		150,047		123,163
Due from the Bank of Korea		17,579,643		17,520,636
Due from other financial institutions		10,782,743		11,980,132

		31,009,374		32,063,421

Due from financial institutions measured at fair value through profit or loss		200,743		69,469

		31,210,117		32,132,890

Deduction:
Restricted due from financial institutions*		(4,589,893)		(4,809,759)
Due from financial institutions with original maturities over three months		(1,346,951)		(1,160,607)

		(5,936,844)		(5,970,366)

	￦	25,273,273	￦	26,162,524

*
Items meeting the definition of cash are excluded in accordance with IAS No.7 Statement of Cash Flows. Detailed information on the effects of this change in accounting policy is described in Note 2.1 Application of IFRS.

Items meeting the definition of cash among due from financial institutions with restriction to use as of December 31, 2021 and 2022, are as follows:

		Financial institutions	December 31, 2021		December 31, 2022
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	15,117,033	￦	15,169,703
	Due from others	Korea Development Bank and others		37,914		39,358
Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank Indonesia and others		1,009,866		1,218,847

			￦	16,164,813	￦	16,427,908

39.2 Significant non-cash transactions for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Write-offs of loans	￦	1,283,071	￦	1,086,296	￦	1,486,357
Changes in financial investments due to debt-for-equity swap		13,820		327		—
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income		496,159		507,175		(2,522,854)
Changes in accumulated other comprehensive income from valuation of investments in associates		(6,978)		165		(64)
Reclassification to assets of a disposal group held for sale		—		171,749		—
39.3 Cash inflows and outflows from income tax, interest, and dividends for the years ended December 31, 2020, 2021 and 2022, are as follows:

	Activities	2020		2021		2022
	(In millions of Korean won)
Income tax paid	Operating	￦	1,119,252	￦	1,586,750	￦	1,524,025
Interest received	Operating		14,986,532		15,152,796		20,509,411
Interest paid	Operating		5,266,158		4,062,469		6,356,211
Dividends received	Operating		187,699		290,089		388,030
Dividends paid	Financing		883,952		1,053,416		1,564,153

39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2021 and 2022, are as follows:

	2021
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging *	￦	(57,196)	￦	5,870	￦	—	￦	246,352	￦	(70,225)	￦	—	￦	(150,084)	￦	(25,283)
Borrowings and debentures		112,587,843		11,579,036		—		630,913		(115,440)		(329,512)		(10,278)		124,342,562
Due to trust accounts		7,542,955		(509,106)		—		—		—		—		—		7,033,849
Non-controlling interests		857,783		(24,145)		—		—		—		1,994		(2,294)		833,338
Others		1,019,075		(319,074)		166,336		119		—		—		119,398		985,854

	￦	121,950,460	￦	10,732,581	￦	166,336	￦	877,384	￦	(185,665)	￦	(327,518)	￦	(43,258)	￦	133,170,320

	2022
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging *	￦	(25,283)	￦	33,402	￦	—	￦	153,646	￦	8,730	￦	—	￦	(180,415)	￦	(9,920)
Borrowings and debentures		124,342,562		15,645,750		—		895,758		(297,468)		81,268		(252,302)		140,415,568
Due to trust accounts		7,033,849		(1,225,402)		—		—		—		—		—		5,808,447
Non-controlling interests		833,338		395,713		—		—		—		752		50,300		1,280,103
Others		985,854		436,903		154,004		199		—		—		118,863		1,695,823

	￦	133,170,320	￦	15,286,366	￦	154,004	￦	1,049,603	￦	(288,738)	￦	82,020	￦	(263,554)	￦	149,190,021

*	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.
39.5 The net cash flow associated with the changes in the subsidiaries for the years ended December 31, 2021 and 2022 are
￦
 374,992 million of cash outflow and
￦
 932,428 million of cash inflow, respectively.